PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	2025	2024
Electronic equipment	$87,356	$598,738
Office furniture	—	4,417
Transportation equipment	—	37,784
Subtotal	87,356	640,939
Less: accumulated depreciation	(76,469)	(601,232)
Property and equipment, net	$10,887	$39,707